Individual Balance Sheets - TWD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Statement of financial position [abstract]
Cash and cash equivalents	$ 53,349	$ 117,748	$ 150,108
Current financial assets at amortised cost	82,399	82,000	97,350
Accounts receivable, net	3,454	6,557	4,714
Current tax assets	(38,739)	(40,905)	2,082
Inventories	13,516	15,961	38,120
Prepayments	2,616	2,455	3,407
Other current assets	63,208	14,085	46,536
Current Assets	179,803	197,901	342,317
Property, plant and equipment	53,056	43,279	48,264
Right-of-use assets	19,374	25,664	9,024
Deferred income tax assets	1,852	698	7,280
Other non-current assets	44,317	47,622	11,183
Non-current assets	118,599	117,263	75,751
Total assets	298,402	315,164	418,068
Short-term borrowings	90,000	90,000	90,000
Current contract liabilities	42	52	177
Accounts payable	151	16	346
Other payables	0	0	11,561
Other payables to related parties	0	0	2,487
Current lease liabilities	13,416	12,190	5,562
Long-term liabilities, current portion	6,226	13,118	10,910
Other current liabilities, others	3,363	(60,513)	551
Current Liabilities	113,198	54,863	121,594
Long-term borrowings	30,757	43,876	36,983
Deferred income tax liabilities			3,645
Non-current lease liabilities	13,416	13,474	3,259
Non-current liabilities	44,173	57,350	43,887
Total Liabilities	157,371	112,213	165,481
Share capital - common stock	281,510	281,510	281,510
Capital surplus	46,365	46,365	46,365
Retained earnings	(173,377)	(124,924)
Legal reserve			13,956
Accumulated deficit	(13,467)		(89,244)
Total equity	141,031	202,951	252,587
Total liabilities and equity	$ 298,402	$ 315,164	$ 418,068